Stock-Based Compensation (Details)	12 Months Ended
Jun. 30, 2014
Expected volatility	94.00%
Expected term (years)	7 years
Dividend yield	0.00%
Minimum
Risk free interest rate	2.16%
Maximum
Risk free interest rate	2.26%